Earnings per Share	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Earnings per Share
Note 12—Earnings per Share
We compute EPS only for the period our common stock was outstanding during 2017, referred to as the Post-IPO period. We have defined the Post-IPO period as February 1, 2017, the date our shares began trading on the New York Stock Exchange, through June 30, 2017, or 91 and 150 days of activity, respectively, for the three months ended June 30, 2017, and for the Post-IPO period. Basic EPS is computed by dividing the net loss available to common shareholders for the Post-IPO period by the weighted average number of shares outstanding during the Post-IPO period, adjusted for non-vested shares of RSUs and RSAs. Diluted EPS is similar to computing basic EPS, except that the denominator is increased to include the dilutive effects of non-vested RSUs and RSAs except when doing so would be anti-dilutive.
All outstanding non-vested RSUs and RSAs that have nonforfeitable rights to dividends or dividend equivalents that participate in undistributed earnings with common stock are considered participating securities and are included in computing EPS pursuant to the two-class method. The two-class method is an earnings allocation formula that determines EPS for each class of common stock and participating securities according to dividends or dividend equivalent and participation rights in undistributed earnings in periods when we have net income. Certain of our non-vested RSUs and RSAs are considered participating securities as identified in Note 10.
Basic and diluted EPS are calculated as follows:

(in thousands, except share and per share data)	Three Months Ended June 30, 2017	February 1, 2017 through June 30, 2017
Numerator:
Net income (loss) available to common shareholders — basic and diluted	$5,420	$(20,092)

Denominator:
Weighted average common shares outstanding — basic	311,771,221	311,723,463
Weighted average common shares outstanding — diluted	312,271,578	311,723,463

Net income (loss) per common share — basic	$0.02	$(0.06)
Net income (loss) per common share — diluted	$0.02	$(0.06)

For the three months ended June 30, 2017, 35,770 incremental shares attributed to non-vested RSUs and RSAs were excluded from the computation of diluted EPS because they would be anti-dilutive. For the period from February 1, 2017 through June 30, 2017, 445,595 incremental attributed to non-vested RSUs and RSAs were excluded from the computation of diluted EPS because we had a net loss for the period.